Condensed Consolidated Statements of Operations (Parenthetical) (USD $) In Thousands, unless otherwise specified	3 Months Ended	9 Months Ended
	Dec. 31, 2012	Dec. 31, 2012
Net sales, product recall returns	$ 1,570	$ 1,570
Cost of sales, costs associated with product recall	$ 690	$ 690